STOCKHOLDERS' DEFICIT (Details Narrative 1) - USD ($)		3 Months Ended		9 Months Ended
	May 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock option granted	$ 1.70
Expiration date	May 30, 2023
Fair value of options granted	526,295
Risk free discount rate	2.79%
Volatility	106.00%
Dividend yield	0.00%
Stock based compensation		$ 526,295		$ 526,295
Employees and Directors [Member]
Expected Term	2 years 6 months
Non-employees [Member]
Expected Term	5 years
2018 Plan [Member]
Common stock capital reserve for future issuance	10,000,000
2018 Plan [Member] | Two directors [Member]
Number for shares purchased	450,000
Term	P5Y
Exercise price options to purchase	$ 1.5